CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Total revenues	¥ 65,497,646	$ 9,366,039	¥ 92,256,302	¥ 118,678,591
Cost of revenues	(64,087,042)	(9,164,325)	(82,199,191)	(99,630,956)
Gross profit	1,410,604	201,714	10,057,111	19,047,635
Selling and marketing	(4,452,053)	(636,635)	(6,641,407)	(6,819,305)
General and administrative	(3,304,898)	(472,594)	(4,597,700)	(4,583,837)
Impairment of long-lived assets	(1,662,078)	(237,674)	(1,242,168)	(640,004)
Research and development	(896,899)	(128,255)	(920,544)	(911,869)
Total operating expenses	(10,315,928)	(1,475,158)	(13,401,819)	(12,955,015)
Income/(loss) from operations	(8,905,324)	(1,273,444)	(3,344,708)	6,092,620
Interest expenses	(1,360,138)	(194,497)	(1,143,079)	(1,171,136)
Interest income	504,109	72,087	414,685	553,531
Subsidy income	1,146,948	164,011	2,448,763	1,175,498
Exchange gain	7,006	1,002	484,364	938,092
Other income/ (loss), net	(219,947)	(31,452)	308,025	26,134
Gain from disposal of subsidiaries	71,992	10,295	1,145,172	0
Change in fair value of contingent consideration related to disposal of a subsidiary	(365,000)	(52,190)	(656,901)	0
Income/ (loss) before income taxes	(9,183,774)	(1,313,262)	259,941	7,490,165
Income tax (expenses)/benefits	2,220,948	317,591	(69,441)	(1,260,285)
Equity in income/(loss) of affiliated companies	(147,862)	(21,144)	(177,013)	222,674
Net income/ (loss)	(7,110,688)	(1,016,815)	13,487	6,452,554
Less: Net (income)/loss attributable to the non-controlling interests	2,751,476	393,456	76,979	(3,005,111)
Less: Net (income) attributable to redeemable non-controlling interests	(85,882)	(12,281)	(35,926)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ (4,445,094)	$ (635,640)	¥ 54,540	¥ 3,447,443
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share-
Basic | (per share)	¥ (21.33)	$ (3.05)	¥ 0.26	¥ 16.6
Diluted | (per share)	(21.33)	(3.05)	(1.27)	15.23
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)	¥ (85.31)	$ (12.2)	¥ 1.04	¥ 66.39
Diluted	(85.31)	(12.2)	(5.06)	60.9
Weighted average ordinary shares outstanding
Basic	208,412,077	208,412,077	208,607,597	207,705,476
Diluted	208,412,077	208,412,077	209,981,840	226,113,084
Number of ordinary shares per ADS	4	4
Third parties
Total revenues	¥ 65,441,327	$ 9,357,986	¥ 91,851,082	¥ 118,309,650
Related parties
Total revenues	56,319	8,053	405,220	368,941
Foreign exchange forward contracts
Change in fair value of financial liabilities	(134,209)	(19,192)	115,312	(389,166)
Foreign exchange call spread combined option contracts [Member]
Change in fair value of financial liabilities	37,586	5,375	1,342	74,307
long-term investment
Change in fair value of financial liabilities	33,171	4,743	163,492	221,473
Convertible senior notes and call option
Change in fair value of financial liabilities	¥ 0	$ 0	¥ 323,474	¥ (31,188)